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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06106

                          Pioneer Mid Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2013 through October 31, 2014


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.


                    Pioneer Mid Cap
                    Value Fund

--------------------------------------------------------------------------------
                   Annual Report | October 31, 2014
--------------------------------------------------------------------------------

                   Ticker Symbols:

                   Class A    PCGRX
                   Class B    PBCGX*
                   Class C    PCCGX
                   Class R    PCMRX
                   Class Y    PYCGX

                   * NOTE: Class B shares converted to Class A shares on
                     November 10, 2014.

                   [LOGO] PIONEER
                          Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

President's Letter                                                            2

Portfolio Management Discussion                                               4

Portfolio Summary                                                             9

Prices and Distributions                                                     10

Performance Update                                                           11

Comparing Ongoing Fund Expenses                                              16

Schedule of Investments                                                      18

Financial Statements                                                         24

Notes to Financial Statements                                                33

Report of Independent Registered Public Accounting Firm                      41

Approval of Investment Advisory Agreement                                    42

Trustees, Officers and Service Providers                                     47

                         Pioneer Mid Cap Value Fund | Annual Report | 10/31/14 1

President's Letter

Dear Shareowner,

As we move into the final months of 2014, we remain confident that U.S. economic growth remains self-sustaining despite weakness in foreign economies, and that the expansion will continue until the economy reaches full employment. Unemployment has ticked down below 6% and the number of job openings is at the highest level since 2000, while the number of people filing initial unemployment claims has fallen to the lowest level in fourteen years. Wage growth, while still low, is outpacing inflation, consumer debt burdens are modest and lower gasoline prices are freeing up discretionary spending power.

The global economic picture is less rosy, however, as the conflict between Russia and the Ukraine is exacting a toll on the European economy, Japan is still working through the impact of its large tax increase, and the growth of China's investment-driven economy has been slowing. There are also geopolitical and other threats to the outlook, such as the Ebola virus outbreak and the advance of ISIS in key areas of the Middle East. On balance, though, we expect the global economy to continue to grow over the remainder of 2014 and in 2015.

While our economic outlook is generally constructive and we believe opportunities remain for prudent investors to earn attractive returns, markets are likely to continue to be volatile, a scenario that offers the potential for rewards, but for increased risks as well.

Since 1928, Pioneer's investment professionals have worked on behalf of our shareholders, incorporating proprietary research to find attractive investment opportunities and prudent risk management to construct portfolios.

We continue to advocate the benefits of adhering to a disciplined investment strategy and encourage you to work with your financial advisor to develop and implement an overall investment plan that addresses both your short- and long-term goals.

2 Pioneer Mid Cap Value Fund | Annual Report | 10/31/14

On August 11, 2014, I joined Pioneer as the new President and CEO of Pioneer Investment Management USA, Inc. In my role, I will focus on preserving many of the rich qualities of our history, while meeting the challenges and capitalizing on the opportunities presented by an ever-changing world.

We greatly appreciate your trust in us in the past and look forward to continuing to serve you in the future.

Sincerely,

/s/ Lisa M. Jones

Lisa M. Jones
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                         Pioneer Mid Cap Value Fund | Annual Report | 10/31/14 3

Portfolio Management Discussion | 10/31/14

In the following interview, Edward T. "Ned" Shadek, Jr. discusses the factors that affected the performance of Pioneer Mid Cap Value Fund during the 12-month period ended October 31, 2014. Mr. Shadek, a senior vice president and portfolio manager at Pioneer, is responsible for the day-to-day management of the Fund.

Q   How did the Fund perform during the 12-month period ended October 31, 2014?

A Pioneer Mid Cap Value Fund's Class A shares returned 15.47% at net asset value during the 12-month period ended October 31, 2014, while the Fund's benchmark, the Russell Midcap Value Index (the Russell Index), returned 16.18%. During the same period, the average return of the 766 mutual funds in Lipper's Multi-Cap Core Funds category was 13.34%, and the average return of the 438 mutual funds in Morningstar's Mid-Cap Value Funds category was 12.02%.

Q How would you describe the investment environment in the equity market during the 12-month period ended October 31, 2014?

A The stock market rose during the 12-month period ended October 31, 2014, as the broad-market Standard & Poor's 500 Index advanced by 17.24%, and the Fund's benchmark, the Russell Index, gained 16.18%. The market did slip back several times during the period, most notably in January 2014, September 2014 and the first half of October 2014, but each time the market reversed direction and climbed right back up. Investors' concerns during the period centered around geopolitical events and the health of world economies, interest rates, commodities prices, and the spread of the Ebola virus. Throughout, however, corporate earnings reports were better than anticipated, and the United States economy, despite an unexplained but apparently weather-related decline in the first calendar quarter of 2014, continued growing, with significant declines in the unemployment rate as employers added an average of roughly 200,000 workers per month. The stock market ended the period on a strong note.

    Growth stocks did somewhat better than value stocks over the 12-month period, with a total return of 17.11% for the Russell 1000 Growth Index,versus the aforementioned gain of 16.18% for the Russell Index and a 16.46% gain for the Russell 1000 Value Index. Investors who worried about the sustainability of the economic recovery and the problems overseas appeared to favor companies with faster earnings growth. When interest rates did not rise as expected with the "tapering" of the Federal Reserve System's (the Fed's) "quantitative easing" program - but instead fell - investors also bid up the

4 Pioneer Mid Cap Value Fund | Annual Report | 10/31/14 prices of utility stocks and real estate investment trusts (REITs). More cyclical companies and those dependent on commodity prices, especially in the industrials, energy, and materials sectors, saw their share prices bounce around and, in some cases, decline.

Q Could you discuss the Fund's performance relative to the benchmark Russell Index during the 12-month period ended October 31, 2014?

A The Fund's slight underperformance of the Russell Index during the period was attributable to a few key factors, particularly stock selection results in the industrials sector, a portfolio overweight to the energy sector, which underperformed as the price of oil declined sharply, and underweight exposure to REITs and utilities stocks, which rallied in a declining interest-rate environment as the period progressed.

    At the outset of the period we had positioned the Fund for a rising interest-rate environment, and we believed the place to be was in cyclical stocks,such as those found in the industrials sector. Some sub-sectors within industrials, such as transportation, fared well during the period, but capital goods firms performed poorly as global economic activity slowed. Two capital goods stocks in the portfolio, Tri-Mas and KBR, were among the biggest detractors from the Fund's benchmark-relative performance during the period. KBR faced pricing competition from foreign construction firms, which hurt its bottom line. Tri-Mas, a smaller-cap company that, oddly, still has six different divisions, has been victimized by poor execution. One such division, the company's packaging segment, was highly touted by management, but then the head of that division left the company and management did a poor job of communicating with Wall Street about the sudden turnover. We eventually sold both KBR and Tri-Mas from the portfolio.

    The worst-performing stock in the portfolio during the period, NCR, was in the information technology sector. NCR's several recent acquisitions have not been properly consolidated, and the company's earnings growth also has lagged expectations. In addition, the company's software business has not done as well as we'd hoped. We still like NCR, however, and still hold the stock in the portfolio. In energy, the Fund's overweight position detracted from benchmark-relative performance. Within energy, a portfolio position in Precision Drilling hurt relative returns as the company's stock price declined due in part to falling oil prices. We still hold Precision Drilling in the portfolio. As noted previously, underweighting REITs and utilities stocks, which benefited from falling interest rates, also detracted from the Fund's benchmark-relative performance.

                         Pioneer Mid Cap Value Fund | Annual Report | 10/31/14 5

    Health care was the best-performing sector for the Fund during the 12-month period. A portfolio overweight in the sector boosted relative returns and holdings of three pharmaceutical firms - Actavis, Jazz Pharmaceuticals, and Salix Pharmaceuticals - were among our most successful stock picks during the period. Actavis has made some accretive acquisitions that turned out very well for the company, and it has a great management team. Jazz has a very strong product portfolio, a good management team and good growth prospects. The company's narcolepsy drug, Xyrem, gives it a virtual monopoly in that area of the market as well as phenomenal pricing power. Salix was a strong performer for most of the Fund's fiscal year, but the stock recently has come under pressure in the wake of the company's announcing an accounting revision that showed weaker-than-expected drug sales.

    The top-performing individual holding in the portfolio during the period was semiconductor company Skyworks Solutions, which counts Apple as its biggest customer. Skyworks' management has done a good job at seizing upon growth opportunities, cutting costs and boosting the company's bottom line. We recently sold the Fund's position in Skyworks after it made a strong contribution to benchmark-relative returns. In industrials, as we noted previously, while capital goods firms struggled during the period, transportation companies fared pretty well. Ryder Systems was one such company, and the Fund's position in Ryder boosted relative returns during the period. Ryder leases trucks to businesses, and also provides maintenance on the trucks. With corporations recognizing the value and cost savings in leasing trucks rather than buying them (a savings of between 10% and 15% per year), Ryder has performed quite well over the past several months.

Q Did the Fund hold any derivatives during the 12-month period ended October 31, 2014?

A   No, the Fund had no exposure to derivatives during the period.

Q Did you make any notable additions to the Fund's portfolio during the 12-month period ended October 31, 2014?

A Stocks added to the portfolio during the past 12 months included DeVry, a for-profit education company, and airline United Continental. DeVry is basically a few entities operating under the same banner. The company's nursing schools in the U.S., medical schools in the Caribbean, and traditional for-profit universities in Brazil are doing well. Our focus when purchasing the stock was DeVry's more traditional technical and management schools. That segment of DeVry's business currently has zero operating margins, but we believe management is taking the right steps to stop the top-line "bleeding,"

6 Pioneer Mid Cap Value Fund | Annual Report | 10/31/14 and we expect margins to normalize over time. United Continental has benefited from consolidation in the airline industry, which in turn has led to better pricing discipline. The newly formed company is in the early stages of cost cutting in the wake of the merger between United and Continental, and lower jet fuel costs associated with the decline in global oil prices also have been a good growth catalyst.

Q   What is your outlook as we move into the final stages of 2014?

A Our outlook for stocks remains positive. We are still in a low-interest-rate environment and stock valuations remain favorable, though they're certainly not as cheap as they were two or three years ago. That said, stocks are not greatly overpriced and we are still finding plenty of good values in the current market environment. Corporate balance sheets are in good shape as well, and while there are some concerns such as slowing growth overseas and geopolitical risk factors, we see no big storm clouds on the horizon at the present time.

    Stock-picking based on fundamental analysis drives the Fund's returns, not any top-down macroeconomic view. We believe that the Fund's positive results during the past 12 months, despite our "miss" in predicting a rising interest-rate environment, is a testimony to our investment process and focus.

                         Pioneer Mid Cap Value Fund | Annual Report | 10/31/14 7

Please refer to the Schedule of Investments on pages 18-23 for a full listing of Fund securities.

Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

When interest rates rise, the prices of fixed income securities in the fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the fund will generally rise.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Before investing, consider the product's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus or summary prospectus containing this information. Read it carefully.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

8 Pioneer Mid Cap Value Fund | Annual Report | 10/31/14

Portfolio Summary | 10/31/14

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                         95.2%
International Common Stocks                                                 4.8%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                                                                 30.6%
Consumer  Discretionary                                                    14.2%
Health Care                                                                12.9%
Information Technology                                                     11.3%
Industrials                                                                 9.8%
Utilities                                                                   7.6%
Materials                                                                   7.0%
Energy                                                                      3.8%
Consumer Staples                                                            2.8%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.   The Goodyear Tire & Rubber Co.                                      2.30%
--------------------------------------------------------------------------------
 2.   The Hartford Financial Services Group, Inc.                         1.87
--------------------------------------------------------------------------------
 3.   Cardinal Health, Inc.                                               1.80
--------------------------------------------------------------------------------
 4.   Ross Stores, Inc.                                                   1.71
--------------------------------------------------------------------------------
 5.   Omnicare, Inc.                                                      1.68
--------------------------------------------------------------------------------
 6.   Macy's, Inc.                                                        1.66
--------------------------------------------------------------------------------
 7.   Whirlpool Corp.                                                     1.61
--------------------------------------------------------------------------------
 8.   Broadcom Corp.                                                      1.59
--------------------------------------------------------------------------------
 9.   Voya Financial, Inc.                                                1.58
--------------------------------------------------------------------------------
10.   Zimmer Holdings, Inc.                                               1.57
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

                         Pioneer Mid Cap Value Fund | Annual Report | 10/31/14 9

Prices and Distributions | 10/31/14

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          Class                       10/31/14                      10/31/13
--------------------------------------------------------------------------------
            A                          $ 28.37                       $ 27.42
--------------------------------------------------------------------------------
            B*                         $ 22.39                       $ 22.39
--------------------------------------------------------------------------------
            C                          $ 22.42                       $ 22.33
--------------------------------------------------------------------------------
            R                          $ 27.91                       $ 27.02
--------------------------------------------------------------------------------
            Y                          $ 29.91                       $ 28.74
--------------------------------------------------------------------------------

Distributions per Share: 11/1/13-10/31/14
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Net
                       Investment        Short-Term            Long-Term
          Class          Income         Capital Gains         Capital Gains
--------------------------------------------------------------------------------
            A             $ 0.1089           $ --                $ 2.7959
--------------------------------------------------------------------------------
            B*            $     --           $ --                $ 2.7959
--------------------------------------------------------------------------------
            C             $     --           $ --                $ 2.7959
--------------------------------------------------------------------------------
            R             $ 0.0083           $ --                $ 2.7959
--------------------------------------------------------------------------------
            Y             $ 0.1907           $ --                $ 2.7959
--------------------------------------------------------------------------------

The Russell Midcap Value Index is an unmanaged index that measures the performance of U.S. mid-cap value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 11-15.

* NOTE: Class B shares converted to Class A shares on November 10, 2014.

10 Pioneer Mid Cap Value Fund | Annual Report | 10/31/14

Performance Update | 10/31/14                                    Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Mid Cap Value Fund at public offering price during the periods shown, compared to that of the Russell Midcap Value Index.

Average Annual Total Returns
(As of October 31, 2014)
--------------------------------------------------------------------------------
             Net         Public      Russell
             Asset       Offering    Midcap
             Value       Price       Value
Period       (NAV)       (POP)       Index
--------------------------------------------------------------------------------
10 Years      7.63%       6.99%      10.29%
5 Years      14.04       12.70       19.19
1 Year       15.47        8.84       16.18
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2014)
--------------------------------------------------------------------------------
             Gross
--------------------------------------------------------------------------------
             1.05%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                  Pioneer Mid Cap Value Fund      Russell Midcap Value Index
10/31/2004        $  9,425                        $ 10,000
10/31/2005        $ 10,547                        $ 11,950
10/31/2006        $ 12,141                        $ 14,402
10/31/2007        $ 14,139                        $ 15,802
10/31/2008        $  8,950                        $  9,667
10/31/2009        $ 10,191                        $ 11,071
10/31/2010        $ 12,021                        $ 14,114
10/31/2011        $ 12,146                        $ 14,937
10/31/2012        $ 13,005                        $ 17,176
10/31/2013        $ 17,024                        $ 22,921
10/31/2014        $ 19,658                        $ 26,629

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                        Pioneer Mid Cap Value Fund | Annual Report | 10/31/14 11

Performance Update | 10/31/14                                    Class B Shares*

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class B shares of Pioneer Mid Cap Value Fund during the periods shown, compared to that of the Russell Midcap Value Index.

Average Annual Total Returns
(As of October 31, 2014)
--------------------------------------------------------------------------------
                                     Russell
                                     Midcap
             If          If          Value
Period       Held        Redeemed    Index
--------------------------------------------------------------------------------
10 Years      6.48%       6.48%      10.29%
5 Years      12.71       12.71       19.19
1 Year       13.99        9.99       16.18
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2014)
--------------------------------------------------------------------------------
             Gross
--------------------------------------------------------------------------------
             2.29%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                  Pioneer Mid Cap Value Fund      Russell Midcap Value Index
10/31/2004        $  10,000                       $  10,000
10/31/2005        $  11,081                       $  11,950
10/31/2006        $  12,642                       $  14,402
10/31/2007        $  14,586                       $  15,802
10/31/2008        $   9,143                       $   9,667
10/31/2009        $  10,301                       $  11,071
10/31/2010        $  12,026                       $  14,114
10/31/2011        $  12,026                       $  14,937
10/31/2012        $  12,717                       $  17,176
10/31/2013        $  16,439                       $  22,921
10/31/2014        $  18,740                       $  26,629

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

* NOTE: Class B shares converted to Class A shares on November 10, 2014.

12 Pioneer Mid Cap Value Fund | Annual Report | 10/31/14

Performance Update | 10/31/14                                     Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Mid Cap Value Fund during the periods shown, compared to that of the Russell Midcap Value Index.

Average Annual Total Returns
(As of October 31, 2014)
--------------------------------------------------------------------------------
                                     Russell
                                     Midcap
             If          If          Value
Period       Held        Redeemed    Index
--------------------------------------------------------------------------------
10 Years      6.71%       6.71%      10.29%
5 Years      13.05       13.05       19.19
1 Year       14.50       14.50       16.18
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2014)
--------------------------------------------------------------------------------
             Gross
--------------------------------------------------------------------------------
             1.94%
--------------------------------------------------------------------------------

THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                  Pioneer Mid Cap Value Fund      Russell Midcap Value Index
10/31/2004        $ 10,000                        $ 10,000
10/31/2005        $ 11,094                        $ 11,950
10/31/2006        $ 12,670                        $ 14,402
10/31/2007        $ 14,629                        $ 15,802
10/31/2008        $  9,182                        $  9,667
10/31/2009        $ 10,364                        $ 11,071
10/31/2010        $ 12,113                        $ 14,114
10/31/2011        $ 12,136                        $ 14,937
10/31/2012        $ 12,882                        $ 17,176
10/31/2013        $ 16,713                        $ 22,921
10/31/2014        $ 19,136                        $ 26,629

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                        Pioneer Mid Cap Value Fund | Annual Report | 10/31/14 13

Performance Update | 10/31/14                                     Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class R shares of Pioneer Mid Cap Value Fund during the periods shown, compared to that of the Russell Midcap Value Index.

Average Annual Total Returns
(As of October 31, 2014)
---------------------------------------------------------------------------------
                                     Russell
                                     Midcap
             If          If          Value
Period       Held        Redeemed    Index
---------------------------------------------------------------------------------
10 Years      7.33%       7.33%      10.29%
5 Years      13.67       13.67       19.19
1 Year       15.03       15.03       16.18
---------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2014)
--------------------------------------------------------------------------------
             Gross
--------------------------------------------------------------------------------
             1.43%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                  Pioneer Mid Cap Value Fund      Russell Midcap Value Index
10/31/2004        $ 10,000                        $ 10,000
10/31/2005        $ 11,169                        $ 11,950
10/31/2006        $ 12,821                        $ 14,402
10/31/2007        $ 14,891                        $ 15,802
10/31/2008        $  9,406                        $  9,667
10/31/2009        $ 10,689                        $ 11,071
10/31/2010        $ 12,568                        $ 14,114
10/31/2011        $ 12,660                        $ 14,937
10/31/2012        $ 13,516                        $ 17,176
10/31/2013        $ 17,630                        $ 22,921
10/31/2014        $ 20,279                        $ 26,629

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

14 Pioneer Mid Cap Value Fund | Annual Report | 10/31/14

Performance Update | 10/31/14                                     Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Mid Cap Value Fund during the periods shown, compared to that of the Russell Midcap Value Index.

Average Annual Total Returns
(As of October 31, 2014)
--------------------------------------------------------------------------------
                                     Russell
                                     Midcap
             If          If          Value
Period       Held        Redeemed    Index
--------------------------------------------------------------------------------
10 Years      8.08%       8.08%      10.29%
5 Years      14.48       14.48       19.19
1 Year       15.89       15.89       16.18
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2014)
--------------------------------------------------------------------------------
             Gross
--------------------------------------------------------------------------------
             0.68%
--------------------------------------------------------------------------------

THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                  Pioneer Mid Cap Value Fund      Russell Midcap Value Index
10/31/2004        $   5,000,000                   $   5,000,000
10/31/2005        $   5,630,199                   $   5,975,093
10/31/2006        $   6,508,106                   $   7,200,763
10/31/2007        $   7,604,441                   $   7,901,218
10/31/2008        $   4,835,337                   $   4,833,462
10/31/2009        $   5,532,069                   $   5,535,274
10/31/2010        $   6,553,431                   $   7,056,917
10/31/2011        $   6,647,487                   $   7,468,641
10/31/2012        $   7,143,224                   $   8,587,930
10/31/2013        $   9,386,680                   $  11,460,511
10/31/2014        $  10,877,813                   $  13,314,531

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                        Pioneer Mid Cap Value Fund | Annual Report | 10/31/14 15

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Value Fund

Based on actual returns from May 1, 2014, through October 31, 2014.

------------------------------------------------------------------------------------------------------
Share Class                   A               B                 C               R                Y
------------------------------------------------------------------------------------------------------
Beginning Account         $1,000.00       $1,000.00         $1,000.00       $1,000.00        $1,000.00
Value on 5/1/14
------------------------------------------------------------------------------------------------------
Ending Account            $1,048.01       $1,040.91         $1,043.28       $1,046.11        $1,049.92
Value (after expenses)
On 10/31/14
------------------------------------------------------------------------------------------------------
Expenses Paid             $    5.37        $  12.04         $    9.58       $    7.37        $    3.46
During Period*
------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 1.04%, 2.34%, 1.86%, 1.43%, and 0.67% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

16 Pioneer Mid Cap Value Fund | Annual Report | 10/31/14

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Value Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from May 1, 2014, through October 31, 2014.

------------------------------------------------------------------------------------------------------
Share Class                   A               B                 C               R                Y
------------------------------------------------------------------------------------------------------
Beginning Account        $ 1,000.00      $ 1,000.00         $ 1,000.00      $ 1,000.00      $ 1,000.00
Value on 5/1/14
------------------------------------------------------------------------------------------------------
Ending Account           $ 1,019.96      $ 1,013.41         $ 1,015.83      $ 1,018.00      $ 1,021.83
Value (after expenses)
On 10/31/14
-------------------------------------------------------------------------------------------------------
Expenses Paid            $     5.30      $    11.88         $     9.45      $     7.27      $     3.41
During Period*
-------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 1.04%, 2.34%, 1.86%, 1.43%, and 0.67% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                        Pioneer Mid Cap Value Fund | Annual Report | 10/31/14 17

Schedule of Investments | 10/31/14

---------------------------------------------------------------------------------------------
Shares                                                                       Value
---------------------------------------------------------------------------------------------
                      COMMON STOCKS -- 99.7%
                      ENERGY -- 3.9%
                      Oil & Gas Drilling -- 1.1%
 1,492,049            Precision Drilling Corp.                               $   12,413,848
-------------------------------------------------------------------------------------------
                      Oil & Gas Equipment & Services -- 1.2%
   500,951            Helix Energy Solutions Group, Inc.*                    $   13,345,335
-------------------------------------------------------------------------------------------
                      Oil & Gas Exploration & Production -- 1.6%
   904,441            Kodiak Oil & Gas Corp.*                                $    9,758,918
   156,474            SM Energy Co.                                               8,809,486
                                                                             --------------
                                                                             $   18,568,404
                                                                             --------------
                      Total Energy                                           $   44,327,587
-------------------------------------------------------------------------------------------
                      MATERIALS -- 7.1%
                      Diversified Chemicals -- 1.0%
   143,718            Eastman Chemical Co.                                   $   11,609,540
-------------------------------------------------------------------------------------------
                      Specialty Chemicals -- 2.0%
   171,929            Celanese Corp.                                         $   10,097,390
   270,267            Cytec Industries, Inc.                                     12,602,550
                                                                             --------------
                                                                             $   22,699,940
-------------------------------------------------------------------------------------------
                      Metal & Glass Containers -- 1.4%
   328,191            Crown Holdings, Inc.*                                  $   15,730,195
-------------------------------------------------------------------------------------------
                      Steel -- 1.2%
   353,505            United States Steel Corp.                              $   14,154,340
-------------------------------------------------------------------------------------------
                      Paper Products -- 1.5%
   334,939            International Paper Co.                                $   16,954,612
                                                                             --------------
                      Total Materials                                        $   81,148,627
-------------------------------------------------------------------------------------------
                      CAPITAL GOODS -- 5.4%
                      Building Products -- 1.5%
   405,411            Fortune Brands Home & Security, Inc.                   $   17,534,026
-------------------------------------------------------------------------------------------
                      Electrical Components & Equipment -- 1.5%
   389,536            Generac Holdings, Inc.                                 $   17,661,562
-------------------------------------------------------------------------------------------
                      Construction & Farm Machinery & Heavy Trucks -- 1.1%
   425,972            Terex Corp.*                                           $   12,255,214
-------------------------------------------------------------------------------------------
                      Industrial Machinery -- 1.3%
   237,058            Crane Co.                                              $   14,780,566
                                                                             --------------
                      Total Capital Goods                                    $   62,231,368
-------------------------------------------------------------------------------------------
                      TRANSPORTATION -- 4.4%
                      Airlines -- 1.6%
   338,385            United Continental Holdings, Inc.*                     $   17,870,112
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18 Pioneer Mid Cap Value Fund | Annual Report | 10/31/14

-------------------------------------------------------------------------------------------
Shares                                                                       Value
-------------------------------------------------------------------------------------------
                      Trucking -- 2.8%
   360,907            Con-way, Inc.                                          $   15,652,537
   192,886            Ryder System, Inc.                                         17,064,624
                                                                             --------------
                                                                             $   32,717,161
                                                                             --------------
                      Total Transportation                                   $   50,587,273
-------------------------------------------------------------------------------------------
                      AUTOMOBILES & COMPONENTS -- 3.3%
                      Auto Parts & Equipment -- 1.0%
   229,721            Tenneco, Inc.*                                         $   12,028,192
-------------------------------------------------------------------------------------------
                      Tires & Rubber -- 2.3%
 1,083,242            The Goodyear Tire & Rubber Co.                         $   26,246,954
                                                                             --------------
                      Total Automobiles & Components                         $   38,275,146
-------------------------------------------------------------------------------------------
                      CONSUMER DURABLES & APPAREL -- 4.2%
                      Household Appliances -- 1.6%
   107,063            Whirlpool Corp.                                        $   18,420,189
-------------------------------------------------------------------------------------------
                      Housewares & Specialties -- 1.5%
   269,139            Jarden Corp.*                                          $   17,518,258
-------------------------------------------------------------------------------------------
                      Apparel, Accessories & Luxury Goods -- 1.1%
   107,658            PVH Corp.                                              $   12,310,692
                                                                             --------------
                      Total Consumer Durables & Apparel                      $   48,249,139
-------------------------------------------------------------------------------------------
                      CONSUMER SERVICES -- 2.4%
                      Education Services -- 1.5%
   362,555            DeVry Education Group, Inc.                            $   17,551,288
-------------------------------------------------------------------------------------------
                      Specialized Consumer Services -- 0.9%
   314,651            H&R Block, Inc.                                        $   10,166,374
                                                                             --------------
                      Total Consumer Services                                $   27,717,662
-------------------------------------------------------------------------------------------
                      RETAILING -- 4.2%
                      Department Stores -- 2.5%
   188,640            Kohl's Corp.                                           $   10,228,061
   327,274            Macy's, Inc.                                               18,922,983
                                                                             --------------
                                                                             $   29,151,044
-------------------------------------------------------------------------------------------
                      Apparel Retail -- 1.7%
   241,833            Ross Stores, Inc.                                      $   19,520,760
                                                                             --------------
                      Total Retailing                                        $   48,671,804
-------------------------------------------------------------------------------------------
                      FOOD, BEVERAGE & TOBACCO -- 2.3%
                      Agricultural Products -- 1.3%
   192,372            Ingredion, Inc.                                        $   14,860,737
-------------------------------------------------------------------------------------------
                      Packaged Foods & Meats -- 1.0%
   110,888            The JM Smucker Co.                                     $   11,532,352
                                                                             --------------
                      Total Food, Beverage & Tobacco                         $   26,393,089
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                        Pioneer Mid Cap Value Fund | Annual Report | 10/31/14 19

-------------------------------------------------------------------------------------------
 Shares                                                                      Value
-------------------------------------------------------------------------------------------
                      HEALTH CARE EQUIPMENT & SERVICES -- 10.5%
                      Health Care Equipment -- 1.6%
   161,732            Zimmer Holdings, Inc.                                  $   17,991,068
-------------------------------------------------------------------------------------------
                      Health Care Supplies -- 1.1%
   303,450            Alere, Inc.*                                           $   12,128,896
-------------------------------------------------------------------------------------------
                      Health Care Distributors -- 1.8%
   261,989            Cardinal Health, Inc.                                  $   20,560,897
-------------------------------------------------------------------------------------------
                      Health Care Services -- 1.7%
   287,885            Omnicare, Inc.                                         $   19,170,262
-------------------------------------------------------------------------------------------
                      Health Care Facilities -- 1.4%
   298,687            Community Health Systems, Inc.                         $   16,418,824
-------------------------------------------------------------------------------------------
                      Managed Health Care -- 2.9%
   199,687            Aetna, Inc.                                            $   16,476,174
   125,466            Humana, Inc.                                               17,420,954
                                                                             --------------
                                                                             $   33,897,128
                                                                             --------------
                      Total Health Care Equipment & Services                 $  120,167,075
-------------------------------------------------------------------------------------------
                      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
                      SCIENCES -- 2.4%
                      Pharmaceuticals -- 2.4%
    83,291            Jazz Pharmaceuticals Plc*                              $   14,062,852
    93,494            Salix Pharmaceuticals, Ltd.*                               13,449,112
                                                                             --------------
                                                                             $   27,511,964
                                                                             --------------
                      Total Pharmaceuticals, Biotechnology & Life Sciences   $   27,511,964
-------------------------------------------------------------------------------------------
                      BANKS -- 7.2%
                      Regional Banks -- 7.2%
   456,013            Cathay General Bancorp                                 $   12,043,303
   244,487            CIT Group, Inc.*                                           11,962,749
 1,321,561            Huntington Bancshares, Inc./OH                             13,096,670
 1,263,892            KeyCorp                                                    16,683,374
 1,731,309            Regions Financial Corp.                                    17,191,898
   402,941            Zions Bancorporation                                       11,673,201
                                                                             --------------
                                                                             $   82,651,195
                                                                             --------------
                      Total Banks                                            $   82,651,195
-------------------------------------------------------------------------------------------
                      DIVERSIFIED FINANCIALS -- 6.7%
                      Other Diversified Financial Services -- 1.6%
   458,994            Voya Financial, Inc.                                   $   18,015,514
-------------------------------------------------------------------------------------------
                      Specialized Finance -- 1.4%
   368,105            The NASDAQ OMX Group, Inc.                             $   15,924,222
-------------------------------------------------------------------------------------------
                      Consumer Finance -- 1.4%
   825,686            Navient Corp.                                          $   16,332,069
-------------------------------------------------------------------------------------------
                      Asset Management & Custody Banks -- 1.1%
   101,397            Ameriprise Financial, Inc.                             $   12,793,259
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20 Pioneer Mid Cap Value Fund | Annual Report | 10/31/14

-------------------------------------------------------------------------------------------
Shares                                                                       Value
-------------------------------------------------------------------------------------------
                      Investment Banking & Brokerage -- 1.2%
   268,843            Lazard, Ltd.                                           $   13,229,764
                                                                             --------------
                      Total Diversified Financials                           $   76,294,828
-------------------------------------------------------------------------------------------
                      INSURANCE -- 7.1%
                      Life & Health Insurance -- 2.5%
   325,054            Lincoln National Corp.                                 $   17,799,957
   339,594            Unum Group                                                 11,362,815
                                                                             --------------
                                                                             $   29,162,772
-------------------------------------------------------------------------------------------
                      Multi-line Insurance -- 1.9%
   539,001            The Hartford Financial Services Group, Inc.            $   21,333,660
-------------------------------------------------------------------------------------------
                      Property & Casualty Insurance -- 1.6%
   275,958            The Allstate Corp.                                     $   17,895,876
-------------------------------------------------------------------------------------------
                      Reinsurance -- 1.1%
   156,197            Reinsurance Group of America, Inc.                     $   13,159,597
                                                                             --------------
                      Total Insurance                                        $   81,551,905
-------------------------------------------------------------------------------------------
                      REAL ESTATE -- 9.6%
                      Diversified REIT -- 1.4%
   862,711            Duke Realty Corp.                                      $   16,357,001
-------------------------------------------------------------------------------------------
                      Hotel & Resort REIT -- 1.2%
    16,798            Chesapeake Lodging Trust                               $      555,006
   317,011            Pebblebrook Hotel Trust                                    13,504,669
                                                                             --------------
                                                                             $   14,059,675
-------------------------------------------------------------------------------------------
                      Retail REIT -- 2.6%
   634,766            General Growth Properties, Inc.                        $   16,446,787
   503,386            Kimco Realty Corp.                                         12,559,481
                                                                             --------------
                                                                             $   29,006,268
-------------------------------------------------------------------------------------------
                      Specialized REIT -- 3.0%
   314,955            Corrections Corp of America                            $   11,584,045
   290,642            The Geo Group, Inc.                                        11,608,241
   326,266            Weyerhaeuser Co.                                           11,047,367
                                                                             --------------
                                                                             $   34,239,653
-------------------------------------------------------------------------------------------
                      Real Estate Services -- 1.4%
   120,533            Jones Lang LaSalle, Inc.                               $   16,297,267
                                                                             --------------
                      Total Real Estate                                      $  109,959,864
-------------------------------------------------------------------------------------------
                      SOFTWARE & SERVICES -- 3.1%
                      IT Consulting & Other Services -- 1.1%
   257,338            Amdocs, Ltd.                                           $   12,233,849
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                        Pioneer Mid Cap Value Fund | Annual Report | 10/31/14 21

-------------------------------------------------------------------------------------------
Shares                                                                       Value
-------------------------------------------------------------------------------------------
                      Data Processing & Outsourced Services -- 2.0%
   239,955            Fidelity National Information Services, Inc.           $   14,010,972
   715,952            Xerox Corp.                                                 9,507,843
                                                                             --------------
                                                                             $   23,518,815
                                                                             --------------
                      Total Software & Services                              $   35,752,664
-------------------------------------------------------------------------------------------
                      TECHNOLOGY HARDWARE & EQUIPMENT -- 4.2%
                      Communications Equipment -- 1.2%
 1,072,686            Polycom, Inc.*                                         $   14,030,733
-------------------------------------------------------------------------------------------
                      Technology Hardware, Storage & Peripherals -- 3.0%
   620,938            NCR Corp.*                                             $   17,181,354
   385,706            NetApp, Inc.                                               16,508,217
                                                                             --------------
                                                                             $   33,689,571
                                                                             --------------
                      Total Technology Hardware & Equipment                  $   47,720,304
-------------------------------------------------------------------------------------------
                      SEMICONDUCTORS & SEMICONDUCTOR
                      EQUIPMENT -- 4.0%
                      Semiconductors -- 4.0%
   434,034            Broadcom Corp.                                         $   18,177,344
 1,085,056            Marvell Technology Group, Ltd.                             14,583,153
   232,899            Skyworks Solutions, Inc.*                                  13,564,038
                                                                             --------------
                                                                             $   46,324,535
                                                                             --------------
                      Total Semiconductors & Semiconductor Equipment         $   46,324,535
-------------------------------------------------------------------------------------------
                      UTILITIES -- 7.7%
                      Electric Utilities -- 6.3%
   205,616            Edison International                                   $   12,867,449
   329,013            Northeast Utilities                                        16,236,792
   219,891            Pinnacle West Capital Corp.                                13,516,700
   486,073            PNM Resources, Inc.                                        14,023,206
   421,495            Westar Energy, Inc.                                        15,936,726
                                                                             --------------
                                                                             $   72,580,873
-------------------------------------------------------------------------------------------
                      Multi-Utilities -- 1.4%
   360,077            Ameren Corp.                                           $   15,245,660
                                                                             --------------
                      Total Utilities                                        $   87,826,533
-------------------------------------------------------------------------------------------
                      TOTAL COMMON STOCKS
                      (Cost $934,599,157)                                    $1,143,362,562
-------------------------------------------------------------------------------------------
                      TOTAL INVESTMENT IN SECURITIES -- 99.7%
                      (Cost $934,599,157) (a)                                $1,143,362,562
-------------------------------------------------------------------------------------------
                      OTHER ASSETS & LIABILITIES -- 0.3%                     $    3,740,442
-------------------------------------------------------------------------------------------
                      TOTAL NET ASSETS -- 100.0%                             $1,147,103,004
===========================================================================================

*     Non-income producing security.

REIT  Real Estate Investment Trust.

The accompanying notes are an integral part of these financial statements.

22 Pioneer Mid Cap Value Fund | Annual Report | 10/31/14

(a) At October 31, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $935,152,759 was as follows:

         Aggregate gross unrealized appreciation for all investments in which
           there is an excess of value over tax cost                                $ 224,011,005

         Aggregate gross unrealized depreciation for all investments in which
           there is an excess of tax cost over value                                  (15,801,202)
                                                                                    -------------
         Net unrealized appreciation                                                $ 208,209,803
                                                                                    =============

Purchases and sales of securities (excluding temporary cash investments) for the year ended October 31, 2014 aggregated $693,780,247 and $813,094,862, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

     Level 1 -- quoted prices in active markets for identical securities.

     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

     Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

The following is a summary of the inputs used as of October 31, 2014, in valuing the Fund's investments:

-------------------------------------------------------------------------------------------------
                              Level 1               Level 2        Level 3        Total
-------------------------------------------------------------------------------------------------
Common Stocks                 $1,143,362,562        $  --          $  --          $1,143,362,562
-------------------------------------------------------------------------------------------------
Total                         $1,143,362,562        $  --          $  --          $1,143,362,562
=================================================================================================

During the year ended October 31, 2014, there were no transfers between Levels 1, 2 and 3.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Mid Cap Value Fund | Annual Report | 10/31/14 23

Statement of Assets and Liabilities | 10/31/14

ASSETS:
  Investment in securities (cost $934,599,157)                               $1,143,362,562
  Cash                                                                            4,110,556
  Receivables --
     Investment securities sold                                                   9,587,983
     Fund shares sold                                                               347,840
     Dividends                                                                      644,036
  Prepaid expenses                                                                   16,104
-------------------------------------------------------------------------------------------
        Total assets                                                         $1,158,069,081
-------------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
     Investment securities purchased                                         $    9,547,825
     Fund shares repurchased                                                      1,071,126
     Dividends                                                                        2,245
  Due to affiliates                                                                 273,059
  Trustee fees                                                                        3,680
  Accrued expenses                                                                   68,142
-------------------------------------------------------------------------------------------
        Total liabilities                                                    $   10,966,077
-------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                            $  811,142,810
  Undistributed net investment income                                             3,414,836
  Accumulated net realized gain on investments                                  123,781,953
  Net unrealized appreciation on investments                                    208,763,405
-------------------------------------------------------------------------------------------
       Total net assets                                                      $1,147,103,004
===========================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $956,081,725/33,704,543 shares)                          $        28.37
  Class B (based on $11,476,945/512,636 shares)                              $        22.39
  Class C (based on $69,090,484/3,081,040 shares)                            $        22.42
  Class R (based on $26,908,680/964,229 shares)                              $        27.91
  Class Y (based on $83,545,170/2,793,294 shares)                            $        29.91
MAXIMUM OFFERING PRICE:
  Class A ($28.37 (divided by) 94.25%)                                       $        30.10
===========================================================================================

The accompanying notes are an integral part of these financial statements.

24 Pioneer Mid Cap Value Fund | Annual Report | 10/31/14

Statement of Operations

For the Year Ended 10/31/14

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $39,510)                       $   18,535,648
  Interest                                                                            1,455
-------------------------------------------------------------------------------------------------------------
        Total investment income                                                                $   18,537,103
-------------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees
     Basic Fee                                                               $    7,642,413
     Performance Adjustment                                                      (1,196,298)
  Transfer agent fees and expenses
     Class A                                                                        869,728
     Class B                                                                         74,244
     Class C                                                                         54,298
     Class R                                                                          7,327
     Class Y                                                                          3,154
  Distribution fees
     Class A                                                                      2,355,065
     Class B                                                                        139,637
     Class C                                                                        680,398
     Class R                                                                        136,030
  Shareholders communication expense                                                908,277
  Administrative reimbursements                                                     360,266
  Custodian fees                                                                     23,901
  Registration fees                                                                 101,263
  Professional fees                                                                  90,243
  Printing expense                                                                   34,683
  Fees and expenses of nonaffiliated Trustees                                        43,579
  Miscellaneous                                                                      65,167
-------------------------------------------------------------------------------------------------------------
     Total expenses                                                                            $   12,393,375
-------------------------------------------------------------------------------------------------------------
         Net investment income                                                                 $    6,143,728
-------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                                             $  124,071,571
-------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation on investments                                         $   31,134,998
-------------------------------------------------------------------------------------------------------------
  Net gain on investments                                                                      $  155,206,569
-------------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                                         $  161,350,297
=============================================================================================================

The accompanying notes are an integral part of these financial statements.

                        Pioneer Mid Cap Value Fund | Annual Report | 10/31/14 25

Statements of Changes in Net Assets

-------------------------------------------------------------------------------------------------
                                                               Year Ended         Year Ended
                                                               10/31/14           10/31/13
-------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                          $    6,143,728     $    7,464,081
Net realized gain on investments                                  124,071,571        190,847,648
Change in net unrealized appreciation on investments               31,134,998         91,264,984
-------------------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations     $  161,350,297     $  289,576,713
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
      Class A ($0.11 and $0.18 per share, respectively)        $   (3,891,750)    $   (6,405,028)
      Class C ($0.00 and $0.03 per share, respectively)                    --            (99,424)
      Class R ($0.01 and $0.07 per share, respectively)                (9,052)           (89,713)
      Class Y ($0.19 and $0.27 per share, respectively)              (666,136)        (2,033,349)
Net realized gain:
      Class A ($2.80 and $0.00 per share, respectively)           (90,940,501)                --
      Class B ($2.80 and $0.00 per share, respectively)            (2,007,706)                --
      Class C ($2.80 and $0.00 per share, respectively)            (8,103,222)                --
      Class R ($2.80 and $0.00 per share, respectively)            (2,811,937)                --
      Class Y ($2.80 and $0.00 per share, respectively)            (9,595,620)                --
-------------------------------------------------------------------------------------------------
          Total distributions to shareowners                   $ (118,025,924)    $   (8,627,514)
=================================================================================================
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale or exchange of shares                   $  123,436,264     $   71,757,075
Reinvestment of distributions                                     104,251,661          6,820,915
Cost of shares repurchased                                       (232,696,517)      (317,236,251)
-------------------------------------------------------------------------------------------------
      Net decrease in net assets resulting from
         Fund share transactions                               $   (5,008,592)    $ (238,658,261)
-------------------------------------------------------------------------------------------------
      Net increase in net assets                               $   38,315,781     $   42,290,938
NET ASSETS:
Beginning of year                                               1,108,787,223      1,066,496,285
-------------------------------------------------------------------------------------------------
End of year                                                    $1,147,103,004     $1,108,787,223
-------------------------------------------------------------------------------------------------
Undistributed net investment income                            $    3,414,836     $    2,840,243
=================================================================================================

The accompanying notes are an integral part of these financial statements.

26 Pioneer Mid Cap Value Fund | Annual Report | 10/31/14

----------------------------------------------------------------------------------------------------
                               '14 Shares         '14 Amount          '13 Shares     '13 Amount
----------------------------------------------------------------------------------------------------
Class A
Shares sold                     2,769,446         $  75,962,890        2,034,235     $   49,168,714
Reinvestment of distributions   3,595,740            90,364,374          281,061          6,034,576
Less shares repurchased        (5,387,957)         (145,895,879)      (6,485,469)      (154,400,518)
----------------------------------------------------------------------------------------------------
      Net increase (decrease)     977,229         $  20,431,385       (4,170,173)    $  (99,197,228)
====================================================================================================
Class B
Shares sold or exchanged           16,130         $     347,299           19,059     $      374,805
Reinvestment of distributions      97,319             1,944,430               --                 --
Less shares repurchased          (353,089)           (7,549,453)        (560,921)       (11,007,104)
----------------------------------------------------------------------------------------------------
      Net decrease               (239,640)        $  (5,257,724)        (541,862)    $  (10,632,299)
====================================================================================================
Class C
Shares sold                       430,750         $   9,147,774          327,904     $    6,454,223
Reinvestment of distributions     341,403             6,800,781            4,834             85,221
Less shares repurchased          (664,238)          (14,314,064)        (890,512)       (17,289,759)
----------------------------------------------------------------------------------------------------
      Net increase (decrease)     107,915         $   1,634,491         (557,774)    $  (10,750,315)
====================================================================================================
Class R
Shares sold                       183,921         $   4,929,817          166,830     $    3,989,740
Reinvestment of distributions     109,128             2,695,581            4,034             85,603
Less shares repurchased          (345,149)           (9,131,531)        (634,434)       (14,820,041)
----------------------------------------------------------------------------------------------------
      Net decrease                (52,100)        $  (1,506,133)        (463,570)    $  (10,744,698)
====================================================================================================
Class Y
Shares sold                     1,141,940         $  33,048,484          493,808     $   11,769,593
Reinvestment of distributions      92,374             2,446,495           27,442            615,515
Less shares repurchased        (1,945,353)          (55,805,590)      (4,849,396)      (119,718,829)
----------------------------------------------------------------------------------------------------
      Net decrease               (711,039)        $ (20,310,611)      (4,328,146)    $ (107,333,721)
====================================================================================================

The accompanying notes are an integral part of these financial statements.

                        Pioneer Mid Cap Value Fund | Annual Report | 10/31/14 27

Financial Highlights

--------------------------------------------------------------------------------------------------------------------
                                                             Year       Year       Year       Year       Year
                                                             Ended      Ended      Ended      Ended      Ended
                                                             10/31/14   10/31/13   10/31/12   10/31/11   10/31/10
--------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                         $  27.42   $  21.12   $  19.92   $  19.81   $    16.91
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (loss)                               $   0.15   $   0.18   $   0.19   $   0.17   $     0.12
  Net realized and unrealized gain (loss) on investments         3.71       6.30       1.21       0.04         2.90
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $   3.86   $   6.48   $   1.40   $   0.21   $     3.02
--------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
  Net investment income                                      $  (0.11)  $  (0.18)  $  (0.20)  $  (0.10)  $    (0.12)
  Net realized gain                                             (2.80)        --         --         --           --
--------------------------------------------------------------------------------------------------------------------
Total distributions                                          $  (2.91)  $  (0.18)  $  (0.20)  $  (0.10)  $    (0.12)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $   0.95   $   6.30   $   1.20   $   0.11   $     2.90
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  28.37   $  27.42   $  21.12   $  19.92   $    19.81
====================================================================================================================
Total return*                                                   15.47%     30.91%      7.07%      1.04%       17.96%
Ratio of net expenses to average net assets                      1.04%      1.05%      1.09%      1.12%        1.23%
Ratio of net investment income (loss) to average net assets      0.58%      0.73%      0.88%      0.78%        0.61%
Portfolio turnover rate                                            61%        93%        87%        72%          89%
Net assets, end of period (in thousands)                     $956,082   $897,374   $779,161   $879,872   $1,005,305
====================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

The accompanying notes are an integral part of these financial statements.

28 Pioneer Mid Cap Value Fund | Annual Report | 10/31/14

---------------------------------------------------------------------------------------------------------------------
                                                              Year       Year       Year       Year        Year
                                                              Ended      Ended      Ended      Ended       Ended
                                                              10/31/14   10/31/13   10/31/12   10/31/11    10/31/10
---------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                          $ 22.39    $ 17.32    $ 16.38    $  16.38    $  14.03
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (loss)                                $ (0.21)   $ (0.06)   $ (0.01)   $  (0.03)   $  (0.05)
  Net realized and unrealized gain (loss) on investments         3.01       5.13       0.95        0.03        2.40
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations            $  2.80    $  5.07    $  0.94    $     --    $   2.35
---------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
  Net realized gain                                           $ (2.80)   $    --    $    --    $     --    $     --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                           $ (2.80)   $    --    $    --    $     --    $     --
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $    --    $  5.07    $  0.94    $     --    $   2.35
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 22.39    $ 22.39    $ 17.32    $  16.38    $  16.38
=====================================================================================================================
Total return*                                                   13.99%     29.27%      5.74%       0.00%      16.75%
Ratio of net expenses to average net assets                      2.34%      2.29%      2.30%       2.18%       2.29%
Ratio of net investment income (loss) to average net assets     (0.71)%    (0.48)%    (0.31)%     (0.28)%     (0.45)%
Portfolio turnover rate                                            61%        93%        87%         72%         89%
Net assets, end of period (in thousands)                      $11,477    $16,846    $22,411    $ 33,410    $ 49,961
=====================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Mid Cap Value Fund | Annual Report | 10/31/14 29

-----------------------------------------------------------------------------------------------------------------
                                                             Year       Year       Year      Year       Year
                                                             Ended      Ended      Ended     Ended      Ended
                                                             10/31/14   10/31/13   10/31/12  10/31/11   10/31/10
-----------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                         $ 22.33    $ 17.24    $ 16.29   $ 16.26    $ 13.92
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (loss)                               $ (0.05)   $ (0.02)   $  0.02   $ (0.01)   $ (0.04)
  Net realized and unrealized gain (loss) on investments        2.94       5.14       0.98      0.04       2.39
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $  2.89    $  5.12    $  1.00   $  0.03    $  2.35
-----------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
  Net investment income                                      $    --    $ (0.03)   $ (0.05)  $    --    $ (0.01)
  Net realized gain                                            (2.80)        --         --        --         --
-----------------------------------------------------------------------------------------------------------------
Total distributions                                          $ (2.80)   $ (0.03)   $ (0.05)  $    --    $ (0.01)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  0.09    $  5.09    $  0.95   $  0.03    $  2.34
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $ 22.42    $ 22.33    $ 17.24   $ 16.29    $ 16.26
=================================================================================================================
Total return*                                                  14.50%     29.74%      6.15%     0.19%     16.88%
Ratio of net expenses to average net assets                     1.86%      1.94%      1.94%     1.98%      2.13%
Ratio of net investment income (loss) to average net assets    (0.24)%    (0.15)%     0.04%    (0.08)%    (0.29)%
Portfolio turnover rate                                           61%        93%        87%       72%        89%
Net assets, end of period (in thousands)                     $69,090    $66,390    $60,858   $72,873    $86,750
=================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

The accompanying notes are an integral part of these financial statements.

30 Pioneer Mid Cap Value Fund | Annual Report | 10/31/14

----------------------------------------------------------------------------------------------------------------------
                                                              Year       Year        Year       Year         Year
                                                              Ended      Ended       Ended      Ended        Ended
                                                              10/31/14   10/31/13    10/31/12   10/31/11     10/31/10
----------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                          $ 27.02    $  20.78    $ 19.58    $ 19.48      $ 16.66
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (loss)                                $  0.07    $   0.13    $  0.18    $  0.10      $  0.05
  Net realized and unrealized gain (loss) on investments         3.63        6.18       1.14       0.05         2.87
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations            $  3.70    $   6.31    $  1.32    $  0.15      $  2.92
----------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
  Net investment income                                       $ (0.01)   $  (0.07)   $ (0.12)   $ (0.05)     $ (0.10)
  Net realized gain                                             (2.80)         --         --         --           --
----------------------------------------------------------------------------------------------------------------------
Total distributions                                           $ (2.81)   $  (0.07)   $ (0.12)   $ (0.05)     $ (0.10)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $  0.89    $   6.24    $  1.20    $  0.10      $  2.82
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 27.91    $  27.02    $ 20.78    $ 19.58      $ 19.48
======================================================================================================================
Total return*                                                   15.03%      30.44%      6.77%      0.73%        17.58%
Ratio of net expenses to average net assets                      1.43%       1.43%      1.38%      1.42%         1.50%
Ratio of net investment income (loss) to average net assets      0.20%       0.37%      0.61%      0.48%         0.33%
Portfolio turnover rate                                            61%         93%        87%        72%           89%
Net assets, end of period (in thousands)                      $26,909    $ 27,461    $30,752    $48,605      $ 59,172
======================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Mid Cap Value Fund | Annual Report | 10/31/14 31

-----------------------------------------------------------------------------------------------------------------
                                                             Year      Year       Year       Year       Year
                                                             Ended     Ended      Ended      Ended      Ended
                                                             10/31/14  10/31/13   10/31/12   10/31/11   10/31/10
-----------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                         $ 28.74   $  22.13   $  20.87   $  20.75   $  17.70
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (loss)                               $  0.29   $   0.24   $   0.29   $   0.29   $   0.19
  Net realized and unrealized gain (loss) on investments        3.87       6.64       1.25       0.02       3.05
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $  4.16   $   6.88   $   1.54   $   0.31   $   3.24
-----------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
  Net investment income                                      $ (0.19)  $  (0.27)  $  (0.28)  $  (0.19)  $  (0.19)
  Net realized gain                                            (2.80)        --         --         --         --
-----------------------------------------------------------------------------------------------------------------
Total distributions                                          $ (2.99)  $  (0.27)  $  (0.28)  $  (0.19)  $  (0.19)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  1.17   $   6.61   $   1.26   $   0.12   $   3.05
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $ 29.91   $  28.74   $  22.13   $  20.87   $  20.75
=================================================================================================================
Total return*                                                  15.89%     31.41%      7.46%      1.44%     18.46%
Ratio of net expenses to average net assets                     0.67%      0.68%      0.69%      0.73%      0.84%
Ratio of net investment income (loss) to average net assets     0.95%      1.14%      1.32%      1.18%      0.99%
Portfolio turnover rate                                           61%        93%        87%        72%        89%
Net assets, end of period (in thousands)                     $83,545   $100,716   $173,315   $287,657   $344,695
=================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.

The accompanying notes are an integral part of these financial statements.

32 Pioneer Mid Cap Value Fund | Annual Report | 10/31/14

Notes to Financial Statements | 10/31/14

1. Organization and Significant Accounting Policies

Pioneer Mid Cap Value Fund (the Fund) is a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

During the year covered by this report, the Fund offered five classes of shares designated as Class A, Class B, Class C, Class R and Class Y shares. The Fund ceased to offer Class B shares on November 10, 2014. Class B shares were converted to Class A shares as of the close of business on November 10, 2014. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

                        Pioneer Mid Cap Value Fund | Annual Report | 10/31/14 33

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
    (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Shares of money market mutual funds are valued at such funds' net asset value.

    Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

    Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc.
    (PIM), the Fund's investment adviser, pursuant to the procedures adopted by the Fund's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

    Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ significantly from exchange prices and such differences could be material.

    At October 31, 2014, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services or broker-dealers).

    Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend

34 Pioneer Mid Cap Value Fund | Annual Report | 10/31/14 data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of October 31, 2014, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three years are subject to examination by Federal and State tax authorities.

    The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences. At October 31, 2014, the Fund reclassified $1,002,197 to decrease undistributed net investment income and $1,002,197 to increase accumulated net realized gain on investments to reflect permanent book/tax differences. These adjustments have no impact on net assets or the results of operations.

    During the year ended October 31, 2014, a capital loss carryforward of $549,521 was utilized to offset net realized gains by the Fund.

    The tax character of distributions during the years ended October 31, 2014 and October 31, 2013, were as follows:

    ----------------------------------------------------------------------------
                                                       2014                 2013
    ----------------------------------------------------------------------------
    Distributions paid from:
    Ordinary income                            $  4,566,938           $8,627,514
    Long-term capital gain                      113,458,986                   --
    ----------------------------------------------------------------------------
         Total                                 $118,025,924           $8,627,514
    ============================================================================

                       Pioneer Mid Cap Value Fund | Annual Report | 10/31/14  35

    The following shows the components of distributable earnings on a federal income tax basis at October 31, 2014:

    ----------------------------------------------------------------------------
                                                                            2014
    ----------------------------------------------------------------------------
    Undistributed ordinary income                                   $ 18,824,561
    Undistributed long term capital gain                             108,925,830
    Net unrealized appreciation                                      208,209,803
    ----------------------------------------------------------------------------
         Total                                                      $335,960,194
    ============================================================================

    The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax-basis adjustments on Real Estate Investment Trust (REIT) holdings.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $70,298 in underwriting commissions on the sale of Class A shares during the year ended October 31, 2014.

D.  Class Allocations

    Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.

E.  Risks

    At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other

36 Pioneer Mid Cap Value Fund | Annual Report | 10/31/14 risks affecting those industries or sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million, 0.65% on the next $500 million, 0.625% on the next $3 billion and 0.60% on the excess over $4 billion. The basic fee (fee before performance adjustment) can increase or decrease by a maximum of 0.10% based on the investment performance of the Fund's Class A shares as compared to the Russell Midcap Value Index. The performance comparison is made for a rolling 36-month period. In addition, Pioneer contractually limits any positive adjustment of the Fund's management fee to 0.10% of the Fund's average daily net assets on an annual basis (i.e., to a maximum of 0.80% after the performance adjustment). For the year ended October 31, 2014, the aggregate performance adjustment resulted in a decrease of $1,196,298 to the basic fee. For the year ended October 31, 2014, the net management fee was equivalent to 0.56% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $33,094 in management fees, administrative costs and certain other reimbursements payable to PIM at October 31, 2014.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts.

For the year ended October 31, 2014, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                                 $663,001
Class B                                                                   25,999
Class C                                                                  105,000
Class R                                                                   74,093
Class Y                                                                   40,184
--------------------------------------------------------------------------------
   Total                                                                $908,277
================================================================================

                        Pioneer Mid Cap Value Fund | Annual Report | 10/31/14 37

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $210,033 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at October 31, 2014.

4. Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $29,932 in distribution fees payable to PFD at October 31, 2014.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R or Class Y shares. Proceeds from the CDSCs are paid to PFD. For the year ended October 31, 2014, CDSCs in the amount of $5,151 were paid to PFD.

38 Pioneer Mid Cap Value Fund | Annual Report | 10/31/14

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended October 31, 2014, the Fund's expenses were not reduced under such arrangements.

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. The credit facility in effect until February 12, 2014 is in the amount of $215 million. As of February 12, 2014, the facility is in the amount of $240 million. Under such facility, depending on the type of loan, interest on borrowings is payable at the London Interbank Offered Rate (LIBOR) plus 0.90% (0.85% as of February 12, 2014) on an annualized basis, or the Alternate Base Rate, which is the greater of (a) the facility's administrative agent's daily announced prime rate on the borrowing date, (b) 2% plus the Federal Funds Rate on the borrowing date and (c) 2% plus the overnight Eurodollar rate on the borrowing date. The Funds pay an annual commitment fee to participate in the credit facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the year ended October 31, 2014, the Fund had no borrowings under the credit facility.

7. Change in Independent Registered Public Accounting Firm

The Board of Trustees of the Fund, with the approval and recommendation of the Audit Committee, appointed Deloitte & Touche LLP to serve as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2014. Deloitte & Touche LLP replaces Ernst & Young LLP, which resigned as the Fund's independent registered public accounting firm, effective upon completion of the audit of the Fund's financial statements for the fiscal year ended October 31, 2013.

During the periods that Ernst & Young LLP served as the Fund's independent registered public accounting firm, including the Fund's fiscal years ended October 31, 2013 and October 31, 2012, Ernst & Young LLP's reports on the financial statements of the Fund have not contained an adverse opinion or

                        Pioneer Mid Cap Value Fund | Annual Report | 10/31/14 39 disclaimer of opinion and have not been qualified or modified as to uncertainty, audit scope or accounting principles. Further, there have been no disagreements with Ernst & Young LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of Ernst & Young LLP would have caused Ernst & Young LLP to make reference to the subject matter of the disagreement in connection with its report on the financial statements. In addition, there have been no reportable events of the kind described in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

8. Conversion of Class B Shares

As of the close of business on November 10, 2014 (the "Conversion Date"), all outstanding Class B shares of the Fund were converted to Class A shares.

40 Pioneer Mid Cap Value Fund | Annual Report | 10/31/14

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and the Shareowners
of Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Mid Cap Value Fund (the "Fund") as of October 31, 2014, and the related statements of operations and changes in net assets, and the financial highlights for year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets of the Fund for the year ended October 31, 2013, and the financial highlights for the years ended October 31, 2013, 2012, 2011 and 2010 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated December 23, 2013.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Mid Cap Value Fund as of October 31, 2014, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
December 24, 2014

                        Pioneer Mid Cap Value Fund | Annual Report | 10/31/14 41

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Mid Cap Value Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in January 2014 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2014 and July 2014. Supplemental contract review materials were provided to the Trustees in September 2014. In addition, the Trustees reviewed and discussed the Fund's performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund's investment advisory agreement.

In March 2014, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment advisory agreement, and reviewed and discussed the qualifications of the investment management teams, as well as the level of investment by the Fund's portfolio manager in the Fund. In July 2014, the Trustees, among other things, reviewed the Fund's management fee and total expense ratios, the financial statements of PIM and its parent companies, the profitability analyses provided by PIM, and possible economies of scale. The Trustees also reviewed the profitability of the institutional business of PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. (together with PIM, "Pioneer"), as compared to that of PIM's fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Pioneer's institutional accounts, as well as the different services provided by PIM to the Fund and by Pioneer to the institutional accounts. The Trustees further considered contract review materials in September 2014.

At a meeting held on September 16, 2014, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. In all quintile rankings referred to throughout this

42 Pioneer Mid Cap Value Fund | Annual Report | 10/31/14 disclosure, first quintile is most favorable to the Fund's shareowners. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio manager of the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees noted the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel
(including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund

In considering the Fund's performance, the Trustees regularly review and discuss analysis and data prepared by PIM and information comparing the Fund's performance with the performance of its peer group of funds as classified by each of Morningstar, Inc. (Morningstar) and Lipper, and with the performance of the Fund's benchmark index. They also discuss the Fund's performance with PIM on a regular basis. The Trustees confirmed that these regular reviews and discussions were factored into the Trustees' deliberations concerning the renewal of the advisory agreement. For purposes of their contract renewal deliberations, the Trustees considered the discussions held throughout the year regarding the Fund's performance and the performance results of the Fund over various time periods, including the Fund's performance results for periods ended June 30, 2014. The Trustees indicated that they were satisfied with PIM's response to the Fund's performance issues.

                        Pioneer Mid Cap Value Fund | Annual Report | 10/31/14 43

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2014 was in the first quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees noted the impact of the Fund's performance on the management fee paid by the Fund. The Trustees considered that the expense ratio of the Fund's Class A shares for the twelve months ended June 30, 2014 was in the first quintile relative to its Morningstar peer group and in the first quintile relative its Strategic Insight peer group, in each case for the comparable period. The Trustees considered the impact of transfer agency, sub-transfer agency, and other non-management fee expenses on the expense ratios of the Fund. The Trustees noted that they separately review the Fund's transfer agency, sub-transfer agency and intermediary arrangements.

The Trustees reviewed management fees charged by Pioneer to institutional and other clients, including publicly offered European funds sponsored by affiliates of Pioneer, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Fund and Pioneer's costs in providing services to the other clients and considered the differences in management fees and profit margins for Fund and non-Fund services. In evaluating the fees associated with Pioneer's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Fund and Pioneer's management of the other client accounts.

44 Pioneer Mid Cap Value Fund | Annual Report | 10/31/14

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM to the Fund.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Funds.

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. Pioneer is the principal U.S. asset management business of Pioneer Global Asset Management, the worldwide asset management business of UniCredit Group, which manages over $150 billion in assets (including the Funds). Pioneer and the Funds receive reciprocal intangible benefits from the

                        Pioneer Mid Cap Value Fund | Annual Report | 10/31/14 45 relationship, including mutual brand recognition and, for the Funds, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Pioneer as a result of its relationship with the Funds were reasonable and their consideration of the advisory agreement between the Fund and PIM and the fees thereunder were unaffected by Pioneer's possible receipt of any such intangible benefits.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.

46 Pioneer Mid Cap Value Fund | Annual Report | 10/31/14

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

Trustees and Officers

The Fund's Trustees and officers are listed below, together with their principal occupations during at least the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a Trustee of each of the 53 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Statement of Additional Information of the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-225-6292.

                        Pioneer Mid Cap Value Fund | Annual Report | 10/31/14 47

Independent Trustees

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                Term of Office and                                                   Other Directorships
Position Held With the Fund  Length of Service       Principal Occupation                         Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (64)         Trustee since 2006.     Private investor (2004-2008 and              Director, Broadridge Financial
Chairman of the Board        Serves until a          2013-present); Chairman (2008 - 2013) and    Solutions, Inc. (investor
and Trustee                  successor trustee is    Chief Executive Officer (2008 - 2012),       communications and securities
                             elected or earlier      Quadriserv, Inc. (technology products for    processing provider for financial
                             retirement or removal.  securities lending industry); and Senior     services industry) (2009 -
                                                     Executive Vice President, The Bank of New    present); Director, Quadriserv,
                                                     York (financial and securities services)     Inc. (2005 - 2013); and
                                                     (1986 - 2004)                                Commissioner, New Jersey State
                                                                                                  Civil Service Commission (2011 -
                                                                                                  present)
------------------------------------------------------------------------------------------------------------------------------------
David R. Bock (70)           Trustee since 2005.     Managing Partner, Federal City Capital       Director of Enterprise Community
Trustee                      Serves until a          Advisors (corporate advisory services        Investment, Inc. (privately-held
                             successor trustee is    company) (1997 - 2004 and 2008 - present);   affordable housing finance
                             elected or earlier      Interim Chief Executive Officer, Oxford      company) (1985 - 2010); Director
                             retirement or removal.  Analytica, Inc. (privately-held research and of Oxford Analytica, Inc. (2008 -
                                                     consulting company) (2010); Executive Vice   present); Director of The Swiss
                                                     President and Chief Financial Officer,       Helvetia Fund, Inc. (closed-end
                                                     I-trax, Inc. (publicly traded health care    fund) (2010 - present); and
                                                     services company) (2004 - 2007); and         Director of New York Mortgage
                                                     Executive Vice President and Chief Financial Trust (publicly traded mortgage
                                                     Officer, Pedestal Inc. (internet-based       REIT) (2004 - 2009, 2012 -
                                                     mortgage trading company) (2000 - 2002)      present)
------------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (70)    Trustee since 2008.     William Joseph Maier Professor of Political  Trustee, Mellon Institutional
Trustee                      Serves until a          Economy, Harvard University (1972 - present) Funds Investment Trust and Mellon
                             successor trustee is                                                 Institutional Funds Master
                             elected or earlier                                                   Portfolio (oversaw 17 portfolios
                             retirement or removal.                                               in fund complex) (1989-2008)
------------------------------------------------------------------------------------------------------------------------------------

48 Pioneer Mid Cap Value Fund | Annual Report | 10/31/14

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                Term of Office and                                                    Other Directorships
Position Held With the Fund  Length of Service        Principal Occupation                         Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (67)    Trustee since 1990.      Founding Director, Vice President and        None
Trustee                      Serves until a successor Corporate Secretary, The Winthrop Group,
                             trustee is elected or    Inc. (consulting firm) (1982 - present);
                             earlier retirement or    Desautels Faculty of Management, McGill
                             removal.                 University (1999 - present); and Manager of
                                                      Research Operations and Organizational
                                                      Learning, Xerox PARC, Xerox's advance
                                                      research center (1990-1994)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (66)     Trustee since 1990.      President and Chief Executive Officer,       Director of New America High
Trustee                      Serves until a successor Newbury, Piret & Company, Inc. (investment   Income Fund, Inc. (closed-end
                             trustee is elected or    banking firm) (1981 - present)               investment company) (2004 -
                             earlier retirement or                                                 present); and member, Board of
                             removal.                                                              Governors, Investment Company
                                                                                                   Institute (2000 - 2006)
------------------------------------------------------------------------------------------------------------------------------------
Fred J. Ricciardi (67)**     Trustee since 2014.      Consultant (investment company services)     None
Trustee                      Serves until a successor (2012 - present); Executive Vice President,
                             trustee is elected or    BNY Mellon (financial and investment company
                             earlier retirement or    services) (1969 - 2012); Director, BNY
                             removal.                 International Financing Corp. (financial
                                                      services) (2002 - 2012); and Director,
                                                      Mellon Overseas Investment Corp. (financial
                                                      services) (2009 - 2012)
------------------------------------------------------------------------------------------------------------------------------------

                        Pioneer Mid Cap Value Fund | Annual Report | 10/31/14 49

Interested Trustee

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                Term of Office and                                                   Other Directorships
Position Held With the Fund  Length of Service       Principal Occupation                         Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Kenneth J. Taubes (56)*      Trustee since 2014.     Director and Executive Vice President        None
Trustee                      Serves until a          (since 2008) and Chief Investment Officer,
                             successor trustee is    U.S. (since 2010), of PIM-USA; Executive
                             elected or earlier      Vice President of Pioneer (since 2008);
                             retirement or removal.  Executive Vice President of Pioneer
                                                     Institutional Asset Management, Inc. (since
                                                     2009); Portfolio Manager of Pioneer (since
                                                     1999)
------------------------------------------------------------------------------------------------------------------------------------

50 Pioneer Mid Cap Value Fund | Annual Report | 10/31/14

Advisory Trustee

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                Term of Office and                                                   Other Directorships
Position Held With the Fund  Length of Service       Principal Occupation                         Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Lorraine H. Monchak (58)**   Advisory Trustee since  Chief Investment Officer, 1199 SEIU National None
                             2014.                   Benefit and Pension Funds (health care
                                                     workers union pension Funds) (2001 -
                                                     present); Vice President - International
                                                     Investments Group, American International
                                                     Group, Inc. (insurance company) (1993 -
                                                     2001); Vice President, Corporate Finance
                                                     and Treasury Group, Citibank, N.A. (1980 -
                                                     1986 and 1990 - 1993); Vice President -
                                                     Asset/Liability Management Group, Federal
                                                     Farm Funding Corp. (government-sponsored
                                                     Issuer of debt securities) (1988 - 1990);
                                                     Mortgage Strategies Group, Shearson Lehman
                                                     Hutton, Inc. (investment bank) (1987 -
                                                     1988); and Mortgage Securities Group,
                                                     Drexel Burnham Lambert, Ltd. (investment
                                                     bank) (1986 - 1987)
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Taubes is an Interested Trustee because he is an officer or director of the Fund's investment adviser and certain of its affiliates.

** Mr. Ricciardi became a Trustee and Ms. Monchak became a non-voting Advisory Trustee on November 11, 2014.

                        Pioneer Mid Cap Value Fund | Annual Report | 10/31/14 51

Fund Officers

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                    Term of Office and                                                      Other Directorships
Position Held With the Fund      Length of Service        Principal Occupation                           Held by Officer
------------------------------------------------------------------------------------------------------------------------------------
Lisa M. Jones (52)               Since 2014. Serves at    Chair, Director, CEO and President of          None
President and                    the discretion of the    Pioneer Investment Management USA (since
Chief Executive Officer          Board.                   September 2014); Chair, Director, CEO and
                                                          President of Pioneer Investment Management,
                                                          Inc. (since September 2014); Chair,
                                                          Director, CEO and President of Pioneer Funds
                                                          Distributor, Inc. (since September 2014);
                                                          Chair, Director, CEO and President of
                                                          Pioneer Institutional Asset Management, Inc.
                                                          (since September 2014); and Chair, Director,
                                                          and CEO of Pioneer Investment Management
                                                          Shareholder Services, Inc. (since September
                                                          2014); Managing Director, Morgan Stanley
                                                          Investment Management (2010 - 2013); and
                                                          Director of Institutional Business, CEO of
                                                          International, Eaton Vance Management (2005
                                                          - 2010)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (49)       Since 2003. Serves at    Vice President and Associate General Counsel   None
Secretary and Chief              the discretion of the    of Pioneer since January 2008; Secretary and
Legal Officer                    Board.                   Chief Legal Officer of all of the Pioneer
                                                          Funds since June 2010; Assistant Secretary
                                                          of all of the Pioneer Funds from September
                                                          2003 to May 2010; and Vice President and
                                                          Senior Counsel of Pioneer from July 2002 to
                                                          December 2007
------------------------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (53)           Since 2010. Serves at    Fund Governance Director of Pioneer since      None
Assistant Secretary              the discretion of the    December 2006 and Assistant Secretary of all
                                 Board.                   the Pioneer Funds since June 2010; Manager -
                                                          Fund Governance of Pioneer from December
                                                          2003 to November 2006; and Senior Paralegal
                                                          of Pioneer from January 2000 to November
                                                          2003
------------------------------------------------------------------------------------------------------------------------------------
Thomas Reyes (52)                Since 2010. Serves at    Senior Counsel of Pioneer since May 2013 and   None
Assistant Secretary              the discretion of the    Assistant Secretary of all the Pioneer Funds
                                 Board.                   since June 2010; Counsel of Pioneer from
                                                          June 2007 to May 2013
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (55)             Since 2008. Serves at    Vice President - Fund Treasury of Pioneer;     None
Treasurer and Chief Financial    the discretion of the    Treasurer of all of the Pioneer Funds since
and Accounting Officer           Board.                   March 2008; Deputy Treasurer of Pioneer from
of the Fund                                               March 2004 to February 2008; and Assistant
                                                          Treasurer of all of the Pioneer Funds from
                                                          March 2004 to February 2008
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (49)            Since 2000. Serves at    Director - Fund Treasury of Pioneer; and       None
Assistant Treasurer              the discretion of the    Assistant Treasurer of all of the Pioneer
                                 Board.                   Funds
------------------------------------------------------------------------------------------------------------------------------------

52 Pioneer Mid Cap Value Fund | Annual Report | 10/31/14

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                    Term of Office and                                                      Other Directorships
Position Held With the Fund      Length of Service        Principal Occupation                           Held by Officer
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (56)               Since 2002. Serves at    Fund Accounting Manager - Fund Treasury of     None
Assistant Treasurer              the discretion of the    Pioneer; and Assistant Treasurer of all of
                                 Board.                   the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
David F. Johnson (35)            Since 2009. Serves at    Fund Administration Manager - Fund Treasury    None
Assistant Treasurer              the discretion of the    of Pioneer since November 2008; Assistant
                                 Board.                   Treasurer of all of the Pioneer Funds since
                                                          January 2009; and Client Service Manager -
                                                          Institutional Investor Services at State
                                                          Street Bank from March 2003 to March 2007
------------------------------------------------------------------------------------------------------------------------------------
Jean M. Bradley (62)             Since 2010. Serves at    Chief Compliance Officer of Pioneer and of     None
Chief Compliance Officer         the discretion of the    all the Pioneer Funds since March 2010;
                                 Board.                   Director of Adviser and Portfolio Compliance
                                                          at Pioneer since October 2005; and Senior
                                                          Compliance Officer for Columbia Management
                                                          Advisers, Inc. from October 2003 to October
                                                          2005
------------------------------------------------------------------------------------------------------------------------------------
Kelly O'Donnell (43)             Since 2006. Serves at    Director - Transfer Agency Compliance of       None
Anti-Money Laundering Officer    the discretion of the    Pioneer and Anti-Money Laundering Officer of
                                 Board.                   all the Pioneer funds since 2006
------------------------------------------------------------------------------------------------------------------------------------

                        Pioneer Mid Cap Value Fund | Annual Report | 10/31/14 53

                           This page for your notes.

54 Pioneer Mid Cap Value Fund | Annual Report | 10/31/14

                           This page for your notes.

                        Pioneer Mid Cap Value Fund | Annual Report | 10/31/14 55

                           This page for your notes.

56 Pioneer Mid Cap Value Fund | Annual Report | 10/31/14

                           This page for your notes.

                        Pioneer Mid Cap Value Fund | Annual Report | 10/31/14 57

                           This page for your notes.

58 Pioneer Mid Cap Value Fund | Annual Report | 10/31/14

                           This page for your notes.

                        Pioneer Mid Cap Value Fund | Annual Report | 10/31/14 59

                           This page for your notes.

60 Pioneer Mid Cap Value Fund | Annual Report | 10/31/14

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109

us.pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2014 Pioneer Investments 19443-08-1214

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
The audit services provided to the Fund were totaled approximately $24,767 payable to Deloitte & Touche
LLP for the year ended October 31, 2014 and $33,690 were paid to the former auditor, Ernst & Young LLP for the year ended October 31, 2013.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees and Other Fees
There were no audit related fees and other fees for the Fund payable to Deloitte & Touche LLP for the year ended October 31, 2014 and no audit related fees and other fees were paid to the former auditor, Ernst & Young LLP for the year ended October 31, 2013.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $8,750 payable to Deloitte & Touche LLP for the year ended October 31,
2014 and $8,131 were paid to the former auditor, Ernst & Young LLP for the year ended October 31, 2013.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees and Other Fees
There were no audit related fees and other fees for the Fund payable to Deloitte & Touche LLP for the year ended October 31, 2014 and no audit related fees and other fees were paid to the former auditor, Ernst & Young LLP for the year ended October 31, 2013.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

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    (2) Disclose the percentage of services described in each of paragraphs (b)
   through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new
SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended October 31, 2014 and 2013, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund were $8,750 payable to Deloitte & Touche LLP for the year ended
October 31, 2014 and $8,131 were paid to the former auditor, Ernst & Young LLP for the year ended October 31,
2013.

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable to open-end management investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Value


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date December 29, 2014


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date December 29, 2014


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date December 29, 2014

* Print the name and title of each signing officer under his or her signature.